UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  028-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash, Member of Joshua Nash LLC
                     -----------------------------------------
Title:               General Partner of Ulysses Partners, L.P.
                     -----------------------------------------
Phone:               212-455-6200
                     -----------------------------------------

Signature, Place, and Date of Signing:

     Joshua Nash            New York, New York                 05/14/03
------------------------    -------------------     ----------------------------
     [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     -0-
                                              --------------------

Form 13F Information Table Entry Total:                74
                                              --------------------

Form 13F Information Table Value Total:        $   549,885        (in thousands)
                                              --------------------



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003


                                                                                                        ITEM 5:
                                             ITEM 2:                 ITEM 3:           ITEM 4:         Shares or
                   ITEM 1:                  Title of                 Cusip              Fair           Principal
                Name of Issuer              Class                    Number         Market Value        Amount
-----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                       COM                      G3223R108         10,000,308        174,800 SHS
NABORS INDUSTRIES                           SHS                      G6359F103          6,335,343        158,900 SHS
PARTNER RE LTD.                             COM                      G6852T105         12,723,300        253,200 SHS
AOL TIME WARNER                             COM                      00184A105          3,449,136        317,600 CALL
ABITIBI CONSOLIDATED INC.                   COM                      003924107          3,892,000        560,000 SHS
AETNA INC                                   COM                      00817Y108         18,980,500        385,000 PUT
ALCOA INC                                   COM                      013817101          7,525,254        388,300 CALL
ARAMARK CORP                                CL B                     038521100          2,177,790         95,100 SHS
AUTONATION INC.                             COM                      05329W102          1,124,550         88,200 SHS
BJ SERVICES                                 COM                      055482103          4,852,429        141,100 SHS
BED BATH AND BEYOND INC                     COM                      075896100          8,534,834        247,100 CALL
BEST BUY                                    COM                      086516101          7,613,631        282,300 CALL
BOSTON SCIENTIFIC CORP                      COM                      101137107          4,316,484        105,900 CALL
CSX CORP                                    COM                      126408103          5,530,028        193,900 SHS
CISCO SYSTEMS INC                           COM                      17275R102          2,290,970        176,500 CALL
COCA COLA                                   COM                      191216100         22,863,104        564,800 CALL
CRAY COMPUTER                               COM                      225223106            233,333         35,300 SHS
CUMMINS INC                                 COM                      231021106          5,210,280        211,800 CALL
DADE BEHRING INC.                           COM                      23342J206          3,307,500        176,400 SHS
DELTA AND PINE LAND CO.                     COM                      247357106          2,172,821         96,100 SHS
DIAMONDS TR                                 UNIT SER 1               252787106        112,705,840      1,412,000 PUT
DOW JONES                                   COM                      260561105         10,617,824        299,600 SHS
DUPONT                                      COM                      263534109          5,487,032        141,200 SHS
FAIRFAX FINCL HOLDINGS                      SUB VTG                  303901102            540,070         10,600 SHS
FEDERAL NATL MTG ASSN                       COM                      313586109          2,306,855         35,300 PUT
FEDERATED DEPT STORS                        COM                      31410H101          5,444,286        194,300 SHS
FEDERAL EXPRESS                             COM                      31428X106          1,943,971         35,300 SHS
FEDERAL EXPRESS                             COM                      31428X106          2,913,203         52,900 CALL
FLA EAST COAST RR                           CL A                     340632108            777,510         31,800 SHS
FOOT LOCKER INC.                            COM                      344849104          3,020,610        282,300 SHS
GEMSTAR-TV GUIDE                            COM                      36866W106          1,284,150        350,000 SHS
GENERAL MTRS CORP                           COM                      370442105         16,615,004        494,200 PUT
GRACE W.R. & CO.                            COM                      38388F108            577,274        390,050 SHS
HARLEY DAVIDSON INC                         COM                      412822108          8,410,578        211,800 CALL
HOME DEPOT                                  COM                      437076102          4,153,380        170,500 CALL
IMAGISTICS INTL.                            COM                      45247T104          5,142,844        276,200 SHS
INSPIRE PHARMACEUTICALS                     COM                      457733103          4,089,087        260,950 SHS
INTEL CORP                                  COM                      458140100          9,286,112        570,400 SHS
INTEL CORP                                  COM                      458140100         12,643,048        776,600 PUT
INTERNATIONAL BUS MACH                      COM                      459200101         11,066,473        141,100 CALL
JP MORGAN CHASE AND CO                      COM                      46625H100          2,930,556        123,600 CALL
LA JOLLA PHARMACEUTICAL CO.                 COM                      503459109            630,708        373,200 SHS
MGIC INVT CORP WIS                          COM                      552848103          8,321,313        211,900 PUT
MARSH AND MCLENNAN CO                       COM                      571748102          6,019,356        141,200 CALL
MARTEK BIOSCIENCES                          COM                      572901106          4,029,876        141,300 SHS
MEDTRONICS                                  COM                      585055106         15,927,360        353,000 CALL
MICROSOFT                                   COM                      594918104          8,546,130        353,000 CALL
MOTORLA                                     COM                      620076109          1,457,890        176,500 CALL
NASDAQ 100 SHARES UNIT SER 1                UNIT SER 1               631100104          9,357,650        370,600 SHS
NASDAQ 100 SHARES UNIT SER 1                UNIT SER 1               631100104         26,739,750      1,059,000 PUT
NAVISTAR INTL.                              COM                      63934E108          5,217,320        212,000 PUT
NAVISTAR INTL.                              COM                      63934E108          5,217,320        212,000 SHS
NORTHERN TRUST CORP                         COM                      665859104          2,798,355         91,900 SHS
NORTHROP GRUMMAN CORP.                      COM                      666807102          8,176,740         95,300 SHS
NORTHROP GRUMMAN CORP.                      COM                      666807102         13,633,620        158,900 PUT
PACCAR INC.                                 COM                      693718108          3,091,605         61,500 SHS
PATTERSON-UTI ENERGY                        COM                      703481101          2,281,086         70,600 SHS
PFIZER                                      COM                      717081103          6,447,004        206,900 SHS
PHARMACIA CORP.                             COM                      71713U102          3,710,810         85,700 SHS


                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003


                                                                                                        ITEM 5:
                                             ITEM 2:                 ITEM 3:           ITEM 4:         Shares or
                   ITEM 1:                  Title of                 Cusip              Fair           Principal
                Name of Issuer              Class                    Number         Market Value        Amount
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOM                                     COM                      747525103          6,987,600        194,100 CALL
REEBOK INTERNATIONAL                        COM                      758110100          2,319,210         70,600 SHS
ROWAN COMPANIES INC.                        COM                      779382100          1,041,980         53,000 SHS
SCHERING PLOUGH CORP.                       COM                      806605101          2,203,788        123,600 SHS
SCHERING PLOUGH CORP.                       COM                      806605101          3,146,995        176,500 CALL
SCHLUMBERGER                                COM                      806857108          7,381,542        194,200 SHS
SEALED AIR PFD A                            PFD CV A $2              81211K209          5,131,368        111,600 SHS
SELECTICA INC.                              COM                      816288104            572,418        194,700 SHS
SYMBOL TECHNOLOGIES INC.                    COM                      871508107          2,109,450        245,000 SHS
TEXAS INSTRUMENTS                           COM                      882508104          7,512,193        458,900 CALL
US BANCORP                                  COM                      902973304          2,676,180        141,000 SHS
USA INTERACTIVE                             COM                      902984103         10,906,209        407,100 SHS
WAL MART STORES                             COM                      931142103          1,836,659         35,300 SHS
WEBMD CORP                                  COM                      94769M105          5,858,490        649,500 SHS
XCEL ENERGY INC.                            COM                      98389B100          3,507,378        273,800 SHS




                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003

                                              ITEM 6:                                                    ITEM 8:
                                        INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                            (b) Shares                        ITEM 7:
                   ITEM 1:                     as Defined      (c) Shared     Managers
                Name of Issuer     (a) Sole   in Instr. V         Other       See Instr. V     (a) Sole     (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.               X                                                            X
NABORS INDUSTRIES                   X                                                            X
PARTNER RE LTD.                     X                                                            X
AOL TIME WARNER                     X                                                            X
ABITIBI CONSOLIDATED INC.           X                                                            X
AETNA INC                           X                                                            X
ALCOA INC                           X                                                            X
ARAMARK CORP                        X                                                            X
AUTONATION INC.                     X                                                            X
BJ SERVICES                         X                                                            X
BED BATH AND BEYOND INC             X                                                            X
BEST BUY                            X                                                            X
BOSTON SCIENTIFIC CORP              X                                                            X
CSX CORP                            X                                                            X
CISCO SYSTEMS INC                   X                                                            X
COCA COLA                           X                                                            X
CRAY COMPUTER                       X                                                            X
CUMMINS INC                         X                                                            X
DADE BEHRING INC.                   X                                                            X
DELTA AND PINE LAND CO.             X                                                            X
DIAMONDS TR                         X                                                            X
DOW JONES                           X                                                            X
DUPONT                              X                                                            X
FAIRFAX FINCL HOLDINGS              X                                                            X
FEDERAL NATL MTG ASSN               X                                                            X
FEDERATED DEPT STORS                X                                                            X
FEDERAL EXPRESS                     X                                                            X
FEDERAL EXPRESS                     X                                                            X
FLA EAST COAST RR                   X                                                            X
FOOT LOCKER INC.                    X                                                            X
GEMSTAR-TV GUIDE                    X                                                            X
GENERAL MTRS CORP                   X                                                            X
GRACE W.R. & CO.                    X                                                            X
HARLEY DAVIDSON INC                 X                                                            X
HOME DEPOT                          X                                                            X
IMAGISTICS INTL.                    X                                                            X
INSPIRE PHARMACEUTICALS             X                                                            X
INTEL CORP                          X                                                            X
INTEL CORP                          X                                                            X
INTERNATIONAL BUS MACH              X                                                            X
JP MORGAN CHASE AND CO              X                                                            X
LA JOLLA PHARMACEUTICAL CO.         X                                                            X
MGIC INVT CORP WIS                  X                                                            X
MARSH AND MCLENNAN CO               X                                                            X
MARTEK BIOSCIENCES                  X                                                            X
MEDTRONICS                          X                                                            X
MICROSOFT                           X                                                            X
MOTORLA                             X                                                            X
NASDAQ 100 SHARES UNIT SER 1        X                                                            X
NASDAQ 100 SHARES UNIT SER 1        X                                                            X
NAVISTAR INTL.                      X                                                            X
NAVISTAR INTL.                      X                                                            X
NORTHERN TRUST CORP                 X                                                            X
NORTHROP GRUMMAN CORP.              X                                                            X
NORTHROP GRUMMAN CORP.              X                                                            X
PACCAR INC.                         X                                                            X
PATTERSON-UTI ENERGY                X                                                            X
PFIZER                              X                                                            X
PHARMACIA CORP.                     X                                                            X



                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003


                                             ITEM 6:                                                    ITEM 8:
                                        INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                            (b) Shares                        ITEM 7:
                   ITEM 1:                     as Defined      (c) Shared     Managers
                Name of Issuer     (a) Sole   in Instr. V         Other       See Instr. V     (a) Sole     (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
QUALCOM                             X                                                            X
REEBOK INTERNATIONAL                X                                                            X
ROWAN COMPANIES INC.                X                                                            X
SCHERING PLOUGH CORP.               X                                                            X
SCHERING PLOUGH CORP.               X                                                            X
SCHLUMBERGER                        X                                                            X
SEALED AIR PFD A                    X                                                            X
SELECTICA INC.                      X                                                            X
SYMBOL TECHNOLOGIES INC.            X                                                            X
TEXAS INSTRUMENTS                   X                                                            X
US BANCORP                          X                                                            X
USA INTERACTIVE                     X                                                            X
WAL MART STORES                     X                                                            X
WEBMD CORP                          X                                                            X
XCEL ENERGY INC.                    X                                                            X





                              ** TABLE COMPLETE **